Restructuring And Impairment Charges	6 Months Ended	12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012
Restructuring And Impairment Charges
4.	Restructuring and Impairment Charges

The Company incurred restructuring costs related to severance, asset impairment and facility exit costs of $1 million and $3 million for the quarterly period ended and $6 million and $26 million for the two quarterly periods ended March 30, 2013 and March 31, 2012, respectively. The tables below set forth the significant components of the restructuring charges recognized for the quarterly period ended March 30, 2013 and March 31, 2012, by segment:

	Quarterly Period Ended		Two Quarterly Periods Ended
	March 30, 2013	March 31, 2012	March 30, 2013	March 31, 2012
Rigid Open Top
Severance and termination benefits	$—	$—	$1	$—

Total	$—	$—	$1	$—

Rigid Closed Top
Severance and termination benefits	$1	$—	$2	$2
Facility exit costs and other	—	1	1	1
Asset impairment	—	1	—	4

Total	$1	$2	$3	$7

Engineered Materials
Severance and termination benefits	$—	$1	$1	$2
Facility exit costs and other	—	—	—	1
Asset impairment	—	—	—	16

Total	$—	$1	$1	$19

Flexible Packaging
Severance and termination benefits	$—	$—	$—	$—
Facility exit costs and other	—	—	1	—
Asset impairment	—	—	—	—

Total	$—	$—	$1	$—

Consolidated
Severance and termination benefits	$1	$1	$4	$4
Facility exit costs and other	—	1	2	2
Asset impairment	—	1	—	20

Total	$1	$3	$6	$26

The table below sets forth the activity with respect to the restructuring accrual at September 29, 2012 and March 30, 2013:

	Severance and termination benefits	Facilities exit costs and other	Non-cash	Total
Balance at October 1, 2011	$4	$3	$—	$7
Charges	7	4	20	31
Non-cash asset impairment	—	—	(20)	(20)
Cash payments	(7)	(4)	—	(11)

Balance at September 29, 2012	4	3	—	7
Charges	4	2	—	6
Cash payments	(4)	(3)	—	(7)

Balance at March 30, 2013	$4	$2	$—	$6

10.	Restructuring and Impairment Charges

The Company announced various restructuring plans in the last three fiscal years which included shutting down facilities in all four of the Company’s operating segments.

During fiscal 2010, the Company announced the intention to shut down four manufacturing facilities within its Engineered Materials division. The affected business accounted for $91 of annual net sales with majority of the operations transferred to other facilities. The Company also announced the intention to shut down a manufacturing facility within its Flexible Packaging division. The affected business accounted for less than $22 of annual net sales with majority of the operations transferred to other facilities. The Company recorded $19 of non-cash asset impairment costs in fiscal 2010 related to these restructuring plans and has been reported as Restructuring and impairment charges in the Consolidated Statements of Operations. These impairments were for buildings and equipment that exceeded net realizable value as of the valuation dates.

During fiscal 2011, the Company announced the intention to shut down two facilities within its Engineered Materials division. The affected business accounted for approximately $106 of annual net sales with the majority of the operations transferred to other facilities. The Company also announced its intention to shut down a manufacturing location within its Flexible Packaging division. The affected business accounted for approximately $24 of annual net sales with the majority of the operations transferred to other facilities. The Company also announced its intention to shut down a manufacturing location within its Rigid Closed Top division. The affected business accounted for approximately $14 of annual net sales with the majority of the operations transferred to other facilities. The Company recorded $35 of non-cash asset impairment costs in fiscal 2011 related to these restructuring plans and has been reported as Restructuring and impairment charges in the Consolidated Statements of Operations. These impairments were for buildings and equipment that exceeded net realizable value as of the valuation dates.

During fiscal 2012, the Company announced the intention to shut down three facilities one each in Rigid Closed Top, Engineered Materials and Flexible Packaging divisions. The affected Rigid Closed Top, Engineered Materials, and Flexible Packaging businesses accounted for approximately $14, $71, and $24 of annual net sales, with the majority of the operations transferred to other facilities. During the first fiscal quarter the Company made the decision to exit operations in the Engineered Materials division. This decision resulted in non-cash impairment charges of $17 related to certain customer lists deemed to have no further value recorded in Restructuring and impairment charges on the Consolidated Statement of Operations. The exited operations were immaterial to the Company and Engineered Materials segment.

The table below sets forth the Company’s estimate of the total cost of the restructuring programs since 2007, the portion recognized through fiscal year-end 2012 and the portion expected to be recognized in a future period:

	Expected Total Costs	Cumulative charges through Fiscal 2012	To be Recognized in Future
Severance and termination benefits	$34	$34	$—
Facility exit costs	52	50	2
Asset impairment	100	100	—
Other	4	4	—

Total	$190	$188	$2

The tables below sets forth the significant components of the restructuring charges recognized for the fiscal years ended 2012 2011 and 2010, by segment:

	Fiscal Year
	2012	2011	2010
Rigid Open Top
Severance & termination benefits	$—	$2	$—
Facility exit costs	—	—	2

Total	$—	$2	$2

Rigid Closed Top
Severance & termination benefits	$3	$3	$—
Facility exit costs	2	1	3
Non-cash asset impairment	4	4	—

Total	$9	$8	$3

Engineered Materials
Severance & termination benefits	$4	$2	$—
Facility exit costs	2	7	4
Non-cash asset impairment	16	22	9

Total	$22	$31	$13

Flexible Packaging
Severance & termination benefits	$—	$4	$7
Facility exit costs	—	2	6
Non-cash asset impairment	—	9	10

Total	$—	$15	$23

Consolidated
Severance & termination benefits	$7	$11	$7
Facility exit costs	4	10	15
Non-cash asset impairment	20	35	19

Total	$31	$56	$41

The table below sets forth the activity with respect to the restructuring accrual as of fiscal 2012 and 2011:

	Employee Severance and Benefits	Facility Exit Costs	Non-cash charges	Total
Balance as of fiscal 2010	$3	$3	$—	$6
Charges	11	10	35	56
Non-cash asset impairment	—	—	(35)	(35)
Cash payments	(10)	(10)	—	(20)

Balance as of fiscal 2011	4	3	—	7

Charges	7	4	20	31
Non-cash asset impairment	—	—	(20)	(20)
Cash payments	(7)	(4)	—	(11)

Balance as of fiscal 2012	$4	$3	$—	$7

The restructuring costs accrued as of fiscal year-end 2012 will result in future cash outflows, which are not expected to be material.